AXPSM
Stock Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)


American
  Express(R)
Funds

(icon of) magnifying glass


AXP Stock Fund seeks to provide shareholders with current income and growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

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Big Names, Big Business
These are the names you know. They are the movers and shakers of today's business world. Whether representing established U.S. firms or companies that have made their mark overseas, the securities found in AXP Stock Fund make up a veritable who's who in the financial market. These stocks offer a dual benefit of ongoing growth potential along with a steady stream of dividend income. And as we move toward a more global economy, these blue chip, multinational companies are well-positioned to prosper in the 21st century.

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Making the Most of the Fund              7
The Fund's Long-term Performance         8
Independent Auditors' Report (Fund)      9
Financial Statements (Fund)             10
Notes to Financial Statements (Fund)    13
Independent Auditors' Report
  (Portfolio)                           20
Financial Statements (Portfolio)        21
Notes to Financial Statements
  (Portfolio)                           23
Investments in Securities               26
Federal Income Tax Information          30


AXP STOCK FUND

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,



Arne H. Carlson


(picture of) G. Michael Kennedy
G. Michael Kennedy
Portfolio manager

From the Portfolio Manager
In a volatile but overall positive period for stocks, AXP Stock Fund enjoyed a productive fiscal year as its Class A shares generated a total return of 16.59% (excluding the sales charge) from October 1999 through September 2000. This compares with a 13.30% return for the Standard & Poor's 500 (an unmanaged group of stocks commonly used to measure the performance of the stock market as a whole).

The stock market got off to a spectacular start, rallying furiously in the fourth quarter of 1999 and into the early days of January. After a

                                                           ANNUAL REPORT - 2000
brief setback, the market then managed to reach an all-time high in March. But by that time, concerns about higher interest rates set in and ultimately led to a sharp downturn in the spring.

By summer's end, stocks had regained much of the lost ground as interest-rate worries faded away. Taking their place, though, were doubts about the strength of upcoming corporate profits, which quickly drove the market into retreat in September.

WINNERS AND LOSERS
The Fund's performance during the 12 months roughly followed the pattern of the market. But, thanks to generally good stock selection and some beneficial portfolio shifts, the Fund was able to take advantage of market upturns while also holding up a bit better during the downturns. A prominent example was utilities stocks, which I emphasized in the portfolio. They turned out to be the best-performing sector of the market, and gave the Fund a nice boost. On the other hand, I held relatively few telecommunications stocks, which were notably poor performers for the period.

Technology, the largest area of investment for the Fund as well as the largest sector of the market, went through some stunning ups and downs, but, on the whole, made a strong contribution to performance. In addition, avoiding some of the stocks that experienced sharp drops and a decision to reduce overall technology holdings late in the period worked to the Fund's advantage.

Looking at other sectors, financial services and health care stocks provided good results. I added to those holdings last summer. On the other hand, investments in capital goods and consumer staples stocks finished only slightly in the plus column, while basic materials and consumer cyclical stocks were negative performers for the Fund.

As we begin a new fiscal year, I think the investment environment still looks reasonably good, though I expect that market volatility will remain high, especially over the near term. On a more general note, I also would point out that it's unrealistic to expect a continuation of the extraordinarily strong gains we've seen from stocks in recent years, as the confluence of events that produced those returns is unlikely to be repeated anytime soon.



G. Michael Kennedy

AXP STOCK FUND

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                               $27.12
Sept. 30, 1999                                               $26.14
Increase                                                     $ 0.98

Distributions -- Oct. 1, 1999 - Sept. 30, 2000
From income                                                  $ 0.18
From capital gains                                           $ 3.14
Total distributions                                          $ 3.32
Total return**                                              +16.59%

Class B -- 12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                               $26.90
Sept. 30, 1999                                               $25.97
Increase                                                     $ 0.93

Distributions -- Oct. 1, 1999 - Sept. 30, 2000
From income                                                  $   --
From capital gains                                           $ 3.14
Total distributions                                          $ 3.14
Total return**                                              +15.73%

Class C -- June 26, 2000* - Sept. 30, 2000
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                               $26.88
June 26, 2000*                                               $26.70
Increase                                                     $ 0.18

Distributions -- June 26, 2000* - Sept. 30, 2000
From income                                                  $ 0.04
From capital gains                                           $   --
Total distributions                                          $ 0.04
Total return**                                               +0.81%***

Class Y -- 12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                               $27.13
Sept. 30, 1999                                               $26.14
Increase                                                     $ 0.99

Distributions-- Oct. 1, 1999 - Sept. 30, 2000
From income                                                  $ 0.23
From capital gains                                           $ 3.14
Total distributions                                          $ 3.37
Total return**                                              +16.80%

  *Inception date.
 **The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return for Class C is not annualized.

                                                           ANNUAL REPORT - 2000

The 10 Largest Holdings
                                         Percent                  Value
                                     (of net assets)     (as of Sept. 30, 2000)
 American Intl Group                      3.40%              $162,279,972
 General Electric                         3.26                155,756,250
 Cisco Systems                            2.89                138,125,000
 Microsoft                                2.78                132,550,000
 Citigroup                                2.49                118,937,500
 Corning                                  2.49                118,800,000
 Pfizer                                   2.38                113,467,188
 Exxon Mobil                              2.23                106,421,221
 Enron                                    2.20                105,150,000
 Intel                                    2.18                104,062,500

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here  make up 26.30% of net assets

AXP STOCK FUND

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
_______________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
_______________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
_______________________________________________________________________________
$100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

                                                           ANNUAL REPORT - 2000

The Fund's Long-term Performance

           How your $10,000 has grown in AXP Stock Fund
$70,000


$60,000

                                                           X
                                                      S&P 500
$50,000                                                Index

                                                                         X
                                                                      $40,382
                                                               AXP Stock Fund
                                                                      Class A
$40,000

                                                          X
                                                  Lipper Large-Cap
                                                     Core Index
$30,000


$20,000


$9,425


10/1/90  9/91  9/92   9/93   9/94   9/95   9/96   9/97   9/98   9/99     9/00

Average Annual Total Returns (as of Sept. 30, 2000)

               1 year      5 years        10 years (A)  Since inception (B&Y)
 Class A       +9.88%      +14.89%          +14.98%               --%
 Class B      +11.73%      +15.27%              --%           +16.51%*
 Class Y      +16.80%      +16.41%              --%           +17.64%*

* Inception date was March 20, 1995.

Assumes: Holding period from 10/1/90 to 9/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $27,230. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Large-Cap Core Index. In comparing AXP Stock Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Class C became effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Large-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP STOCK FUND

The  financial  statements   contained  in  Post-Effective   Amendment  #101  to
Registration Statement No. 2-11358 filed on or about November 22, 2000, are incorporated herein by reference.

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Stock Fund, Inc.
Fiscal year ended Sept. 30, 2000

Class A
Income distributions taxable as dividend income, 37.53% qualifying for deduction by corporations.

Payable date                                           Per share
Dec. 22, 1999                                           $0.04737
March 24, 2000                                           0.03038
June 22, 2000                                            0.05473
Sept. 22, 2000                                           0.05188
Total                                                   $0.18436

Capital gain distribution taxable as long-term capital gain.

Payable date                                           Per share
Dec. 22, 1999                                           $3.13556
Total distributions                                     $3.31992


Class B
Capital gain distribution taxable as long-term capital gain.

Payable date                                           Per share
Dec. 22, 1999                                           $3.13556
Total distributions                                     $3.13556


Class C
Income distributions taxable as dividend income, 37.53% qualifying for deduction by corporations.

Payable date                                          Per share
Sept. 22, 2000                                         $0.03629
Total distributions                                    $0.03629

AXP STOCK FUND

Class Y
Income distributions taxable as dividend income, 37.53% qualifying for deduction by corporations.

Payable date                                          Per share
Dec. 22, 1999                                          $0.05779
March 24, 2000                                          0.04107
June 22, 2000                                           0.06539
Sept. 22, 2000                                          0.06282
Total                                                  $0.22707

Capital gain distribution taxable as long-term capital gain.

Payable date                                          Per share
Dec. 22, 1999                                          $3.13556
Total distributions                                    $3.36263


                                                         ANNUAL REPORT - 2000

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American
  Express(R)
Funds

AXP Stock Fund
70100 AXP Financial Center
Minneapolis, MN 55474


                                                                  PRSRT STD AUTO
                                                                    U.S. POSTAGE
                                                                          PAID
                                                                       AMERICAN
                                                                        EXPRESS

                                                                    AMERICAN
                                                                     (R)EXPRESS


                                                               S-6351 U (11/00)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.